Business Acquisitions - Summary of Purchase Price Allocated (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Jul. 02, 2019	Mar. 13, 2019
Pathway Rx Inc
Disclosure Of Business Combinations [Line Items]
Intangible assets	$ 13,552		$ 13,368
Accounts payable and accrued liabilities	(184)
Deferred income tax liability	(3,609)		(3,609)
Non-controlling interest (50%)	(4,879)		(4,879)
Total Purchase Price	4,880		$ 4,880
Adjustments | Pathway Rx Inc
Disclosure Of Business Combinations [Line Items]
Intangible assets	184
Accounts payable and accrued liabilities	(184)
Sundial U K Limited | Bridge Farm
Disclosure Of Business Combinations [Line Items]
Accounts receivable	7,403	$ 7,403
Inventory	470	469
Biological assets	1,288	1,233
Property, plant and equipment	58,368	57,717
Intangible assets	25,471	25,636
Accounts payable	(14,293)	(14,293)
Long term debt	(33,618)	(33,618)
Lease obligations	(15,179)	(15,567)
Deferred income tax liability	(4,355)	(3,038)
Goodwill	104,707	103,959
Total Purchase Price	130,262	$ 129,901
Sundial U K Limited | Adjustments | Bridge Farm
Disclosure Of Business Combinations [Line Items]
Inventory	1
Biological assets	55
Property, plant and equipment	651
Intangible assets	(165)
Lease obligations	388
Deferred income tax liability	(1,317)
Goodwill	748
Total Purchase Price	$ 361